John Hancock
Multi-Asset High Income Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.5%					$756,587
(Cost $761,985)
U.S. Government Agency 0.5%					756,587
Federal National Mortgage Association	2.500	04-13-21		750,000	756,587

Foreign government obligations 1.4%					$2,095,146
(Cost $1,969,872)
Bahrain 0.3%					420,143
Kingdom of Bahrain Bond (A)	5.450	09-16-32		405,000	420,143
Costa Rica 0.4%					617,400
Republic of Costa Rica Bond (A)	6.125	02-19-31		700,000	617,400
Egypt 0.3%					444,380
Arab Republic of Egypt Bond (A)	8.875	05-29-50		400,000	444,380
Israel 0.2%					276,010
State of Israel Bond	3.375	01-15-50		250,000	276,010
Saudi Arabia 0.2%					337,213
Kingdom of Saudi Arabia Bond (A)	4.500	04-22-60		265,000	337,213

Corporate bonds 61.5%					$94,176,465
(Cost $90,035,240)
Communication services 10.7%					16,392,880
Diversified telecommunication services 2.8%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	474,487
Cable Onda SA (A)	4.500	01-30-30		600,000	654,000
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	489,073
Kenbourne Invest SA (A)	6.875	11-26-24		450,000	478,688
Network i2i, Ltd. (5.650% to 1-15-25, then 5 Year CMT + 4.274%) (B)	5.650	01-15-25		200,000	209,440
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	406,510
Sable International Finance, Ltd. (A)	5.750	09-07-27		425,000	453,156
Telecom Italia Capital SA	6.000	09-30-34		400,000	473,188
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		510,000	511,275
Zayo Group Holdings, Inc. (A)	4.000	03-01-27		220,000	218,876
Entertainment 0.9%
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24		515,000	529,219
Netflix, Inc. (A)	4.875	06-15-30		700,000	809,375
Interactive media and services 0.6%
ANGI Group LLC (A)	3.875	08-15-28		110,000	108,763
Arches Buyer, Inc. (A)	4.250	06-01-28		100,000	100,250
Arches Buyer, Inc. (A)	6.125	12-01-28		60,000	61,575
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	279,450
TripAdvisor, Inc. (A)	7.000	07-15-25		390,000	419,738
Media 3.9%
Altice France Holding SA (A)	6.000	02-15-28		550,000	558,223
CCO Holdings LLC (A)	4.500	08-15-30		300,000	316,313
CCO Holdings LLC (A)	4.500	05-01-32		600,000	634,140
Clear Channel Worldwide Holdings, Inc.	9.250	02-15-24		185,000	184,769
Comcast Corp.	3.999	11-01-49		600,000	765,038
CSC Holdings LLC (A)	4.625	12-01-30		670,000	685,879
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		500,000	$520,255
iHeartCommunications, Inc.	8.375	05-01-27		250,000	265,625
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		420,000	456,582
MDC Partners, Inc. (A)	6.500	05-01-24		460,000	453,100
National CineMedia LLC (A)	5.875	04-15-28		270,000	210,938
Virgin Media Finance PLC (A)	5.000	07-15-30		400,000	418,600
VTR Comunicaciones SpA (A)	5.125	01-15-28		230,000	245,532
WMG Acquisition Corp. (A)	3.000	02-15-31		225,000	218,954
Wireless telecommunication services 2.5%
Globe Telecom, Inc.	2.500	07-23-30		200,000	199,502
Millicom International Cellular SA (A)	6.250	03-25-29		415,000	474,146
Oztel Holdings SPC, Ltd. (A)	5.625	10-24-23		320,000	331,925
SoftBank Group Corp.	5.125	09-19-27		265,000	275,964
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27		500,000	493,750
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27		500,000	533,250
T-Mobile USA, Inc. (A)	4.375	04-15-40		400,000	488,516
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25		450,000	470,891
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	513,925
Consumer discretionary 8.4%					12,941,432
Automobiles 0.4%
Ford Motor Credit Company LLC	4.063	11-01-24		185,000	192,400
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30		480,000	524,400
Diversified consumer services 0.8%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	329,875
Sotheby's (A)	7.375	10-15-27		500,000	525,000
Stena International SA (A)	6.125	02-01-25		400,000	396,000
Hotels, restaurants and leisure 5.6%
Bally's Corp. (A)	6.750	06-01-27		470,000	491,150
Carnival Corp. (A)	7.625	03-01-26		110,000	116,701
Connect Finco SARL (A)	6.750	10-01-26		700,000	725,410
Dave & Buster's, Inc. (A)	7.625	11-01-25		270,000	280,125
ESH Hospitality, Inc. (A)	4.625	10-01-27		285,000	289,346
ESH Hospitality, Inc. (A)	5.250	05-01-25		485,000	497,125
Hilton Domestic Operating Company, Inc. (A)	4.000	05-01-31		125,000	131,406
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28		425,000	457,406
International Game Technology PLC (A)	5.250	01-15-29		110,000	116,366
International Game Technology PLC (A)	6.500	02-15-25		400,000	441,000
Marriott International, Inc.	5.750	05-01-25		425,000	492,658
Melco Resorts Finance, Ltd.	5.625	07-17-27		300,000	313,583
MGM China Holdings, Ltd.	5.875	05-15-26		200,000	209,500
MGM Resorts International	6.750	05-01-25		425,000	456,609
New Red Finance, Inc. (A)	4.375	01-15-28		450,000	464,625
Resorts World Las Vegas LLC (A)	4.625	04-16-29		500,000	487,702
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	195,081
Sazka Group AS (A)	3.875	02-15-27	EUR	450,000	507,305
Studio City Finance, Ltd. (A)	6.500	01-15-28		400,000	422,200
Wyndham Destinations, Inc.	6.600	10-01-25		550,000	617,375
Wyndham Destinations, Inc. (A)	6.625	07-31-26		280,000	314,300
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		75,000	76,706
Yum! Brands, Inc. (A)	4.750	01-15-30		420,000	454,041
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.9%
Expedia Group, Inc. (A)	6.250	05-01-25		400,000	$457,000
Prosus NV (A)	2.031	08-03-32	EUR	170,000	209,795
Prosus NV (A)	3.680	01-21-30		620,000	675,631
Specialty retail 0.4%
AutoNation, Inc.	4.750	06-01-30		425,000	510,928
Michaels Stores, Inc. (A)	4.750	10-01-27		105,000	105,000
Textiles, apparel and luxury goods 0.3%
Hanesbrands, Inc. (A)	5.375	05-15-25		430,000	457,683
Consumer staples 2.5%					3,758,377
Food products 2.1%
BRF SA (A)	5.750	09-21-50		200,000	210,125
JBS Investments II GmbH (A)	5.750	01-15-28		500,000	533,755
Kraft Heinz Foods Company (A)	4.250	03-01-31		330,000	366,279
Kraft Heinz Foods Company	4.625	01-30-29		300,000	344,065
NBM US Holdings, Inc. (A)	7.000	05-14-26		700,000	763,007
TBLA International Pte, Ltd.	7.000	01-24-23		400,000	394,041
Ulker Biskuvi Sanayi AS (A)	6.950	10-30-25		505,000	535,931
Household products 0.2%
Edgewell Personal Care Company (A)	5.500	06-01-28		300,000	322,413
Personal products 0.2%
Walnut Bidco PLC (A)	9.125	08-01-24		275,000	288,761
Energy 6.6%					10,050,774
Energy equipment and services 0.5%
Honghua Group, Ltd.	6.375	08-01-22		200,000	196,994
Inkia Energy, Ltd. (A)	5.875	11-09-27		500,000	533,850
Oil, gas and consumable fuels 6.1%
Aker BP ASA (A)	3.750	01-15-30		380,000	385,345
Antero Resources Corp.	5.000	03-01-25		295,000	234,525
Bayan Resources Tbk PT	6.125	01-24-23		400,000	413,422
Cheniere Energy Partners LP	4.500	10-01-29		445,000	463,699
Energy Transfer Operating LP	4.200	04-15-27		300,000	325,032
Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30		510,000	483,735
Greenko Solar Mauritius, Ltd.	5.950	07-29-26		200,000	215,103
HPCL-Mittal Energy, Ltd.	5.450	10-22-26		200,000	205,245
Indika Energy Capital III Pte, Ltd.	5.875	11-09-24		200,000	202,000
Indika Energy Capital IV Pte, Ltd. (A)	8.250	10-22-25		250,000	271,302
Leviathan Bond, Ltd. (A)	6.750	06-30-30		410,000	449,644
Medco Bell Pte, Ltd.	6.375	01-30-27		400,000	398,600
MEG Energy Corp. (A)	7.125	02-01-27		255,000	249,900
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23		525,000	477,750
NuStar Logistics LP	6.375	10-01-30		235,000	254,975
Occidental Petroleum Corp.	6.375	09-01-28		135,000	137,633
Occidental Petroleum Corp.	6.625	09-01-30		135,000	140,999
Parkland Corp. (A)	5.875	07-15-27		350,000	376,250
Petrobras Global Finance BV	5.093	01-15-30		450,000	493,808
Petrobras Global Finance BV	6.750	06-03-50		430,000	506,970
Petroleos Mexicanos	6.625	06-15-35		635,000	586,581
Petroleos Mexicanos (A)	6.875	10-16-25		260,000	271,703
Petroleos Mexicanos	7.470	11-12-26	MXN	12,562,500	495,718
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)	6.125	11-15-22	340,000	$243,950
Thaioil Treasury Center Company, Ltd.	3.500	10-17-49	300,000	290,604
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27	450,000	500,684
Transportadora de Gas del Sur SA (A)	6.750	05-02-25	275,000	244,753
Financials 7.2%				11,090,488
Banks 4.2%
Banco BTG Pactual SA (A)	5.750	09-28-22	215,000	228,386
Banco do Brasil SA (A)	4.875	04-19-23	340,000	361,250
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25	650,000	721,422
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	485,000	535,925
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	385,000	464,406
Freedom Mortgage Corp. (A)	8.250	04-15-25	325,000	333,938
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)	5.625	07-15-30	450,000	520,650
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	440,000	477,620
Itau Unibanco Holding SA (A)	3.250	01-24-25	450,000	464,625
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	520,000	580,766
Kasikornbank PCL (3.343% to 10-2-26, then 5 Year CMT + 1.700%)	3.343	10-02-31	200,000	201,554
Nanyang Commercial Bank, Ltd. (5.000% to 6-2-22, then 5 Year CMT + 3.205%) (B)	5.000	06-02-22	200,000	201,015
Natwest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (B)	8.625	08-15-21	400,000	416,144
Regions Financial Corp. (5.750% to 6-15-25, then 5 Year CMT + 5.430%) (B)	5.750	06-15-25	500,000	546,250
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)	7.375	09-13-21	350,000	361,550
Capital markets 0.7%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)	7.500	07-17-23	500,000	544,350
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	495,000	551,925
Diversified financial services 1.1%
Allied Universal Holdco LLC (A)	6.625	07-15-26	330,000	354,750
Brightstar Escrow Corp. (A)	9.750	10-15-25	185,000	191,312
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	300,000	346,011
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	285,000	303,169
Operadora de Servicios Mega SA de CV (A)	8.250	02-11-25	500,000	503,750
Insurance 1.2%
Athene Holding, Ltd.	6.150	04-03-30	320,000	398,694
Brighthouse Financial, Inc.	5.625	05-15-30	420,000	515,382
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	890,000	965,644
Health care 4.4%				6,708,666
Health care providers and services 2.8%
Centene Corp.	3.000	10-15-30	390,000	410,534
Centene Corp.	3.375	02-15-30	515,000	539,782
DaVita, Inc. (A)	3.750	02-15-31	440,000	438,350
DaVita, Inc. (A)	4.625	06-01-30	500,000	525,625
HCA, Inc.	3.500	09-01-30	400,000	413,725
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
MEDNAX, Inc. (A)	6.250	01-15-27		500,000	$535,605
Rede D'or Finance Sarl (A)	4.500	01-22-30		800,000	826,240
Select Medical Corp. (A)	6.250	08-15-26		330,000	352,275
US Renal Care, Inc. (A)	10.625	07-15-27		250,000	276,250
Health care technology 0.2%
Change Healthcare Holdings LLC (A)	5.750	03-01-25		260,000	264,875
Life sciences tools and services 0.1%
Syneos Health, Inc. (A)	3.625	01-15-29		105,000	105,788
Pharmaceuticals 1.3%
Bausch Health Americas, Inc. (A)	9.250	04-01-26		500,000	555,100
Bausch Health Companies, Inc. (A)	5.750	08-15-27		325,000	349,375
Takeda Pharmaceutical Company, Ltd.	3.375	07-09-60		575,000	636,673
Viatris, Inc. (A)	4.000	06-22-50		420,000	478,469
Industrials 6.6%					10,106,237
Aerospace and defense 0.7%
Embraer Netherlands Finance BV (A)	6.950	01-17-28		265,000	294,868
The Boeing Company	5.705	05-01-40		675,000	852,065
Air freight and logistics 0.2%
XPO Logistics, Inc. (A)	6.250	05-01-25		270,000	289,238
Airlines 0.3%
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		200,000	212,080
US Airways 2012-2 Class B Pass Through Trust	6.750	06-03-21		250,259	239,827
Building products 0.4%
Builders FirstSource, Inc. (A)	5.000	03-01-30		500,000	538,750
Commercial services and supplies 1.2%
APX Group, Inc.	7.625	09-01-23		500,000	518,750
Cimpress PLC (A)	7.000	06-15-26		500,000	513,750
Elis SA	1.625	04-03-28	EUR	300,000	343,930
Garda World Security Corp. (A)	9.500	11-01-27		250,000	278,750
Stericycle, Inc. (A)	3.875	01-15-29		115,000	119,600
Williams Scotsman International, Inc. (A)	4.625	08-15-28		105,000	109,200
Construction and engineering 1.0%
Ellaktor Value PLC (A)	6.375	12-15-24	EUR	550,000	617,032
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	430,000
Picasso Finance Sub, Inc. (A)	6.125	06-15-25		260,000	278,281
Tutor Perini Corp. (A)	6.875	05-01-25		240,000	240,626
Industrial conglomerates 0.3%
Turkiye Sise ve Cam Fabrikalari AS (A)	6.950	03-14-26		435,000	468,675
Machinery 0.3%
HTA Group, Ltd. (A)	7.000	12-18-25		205,000	220,092
Vertical Holdco GmbH (A)	6.625	07-15-28	EUR	130,000	166,633
Professional services 0.2%
CoStar Group, Inc. (A)	2.800	07-15-30		295,000	309,091
Road and rail 0.6%
Uber Technologies, Inc. (A)	8.000	11-01-26		850,000	915,875
Trading companies and distributors 1.1%
AerCap Ireland Capital DAC	4.875	01-16-24		350,000	376,962
Air Lease Corp.	2.875	01-15-26		410,000	424,467
Ashtead Capital, Inc. (A)	4.250	11-01-29		450,000	488,250
Ashtead Capital, Inc. (A)	4.375	08-15-27		435,000	457,885
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Transportation infrastructure 0.3%
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29		200,000	$216,984
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	184,576
Information technology 1.2%					1,882,415
IT services 0.7%
21Vianet Group, Inc.	7.875	10-15-21		400,000	397,992
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		700,000	641,207
Semiconductors and semiconductor equipment 0.2%
Qorvo, Inc. (A)	3.375	04-01-31		330,000	335,841
Technology hardware, storage and peripherals 0.3%
Seagate HDD Cayman (A)	4.125	01-15-31		450,000	507,375
Materials 5.4%					8,285,352
Chemicals 1.5%
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24		400,000	394,082
Cydsa SAB de CV (A)	6.250	10-04-27		450,000	471,150
ICL Group, Ltd. (A)	6.375	05-31-38		400,000	522,773
The Scotts Miracle-Gro Company	4.500	10-15-29		450,000	480,375
UPL Corp., Ltd. (5.250% to 2-27-25, then 5 Year CMT + 3.865%) (B)	5.250	02-27-25		200,000	198,270
Yingde Gases Investment, Ltd.	6.250	01-19-23		300,000	308,250
Construction materials 0.4%
Standard Industries, Inc. (A)	5.000	02-15-27		210,000	220,238
Wienerberger AG	2.750	06-04-25	EUR	300,000	378,762
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	354,569
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	128,700
Metals and mining 3.2%
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		300,000	320,178
Adaro Indonesia PT	4.250	10-31-24		250,000	257,500
Anglo American Capital PLC (A)	4.000	09-11-27		430,000	485,646
Chalieco Hong Kong Corp, Ltd. (5.000% to 5-21-23, then 3 Year CMT + 6.380%) (B)	5.000	05-21-23		200,000	202,615
China Hongqiao Group, Ltd.	7.125	07-22-22		400,000	372,183
CSN Islands XI Corp. (A)	6.750	01-28-28		260,000	272,480
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		450,000	467,438
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29		475,000	568,813
HBIS Group Hong Kong Company, Ltd.	3.750	12-18-22		300,000	295,654
JSW Steel, Ltd.	5.950	04-18-24		400,000	422,163
Novelis Corp. (A)	4.750	01-30-30		435,000	461,744
Shandong Iron And Steel Xinheng International Company, Ltd.	6.850	09-25-22		400,000	403,988
Yankuang Group Cayman, Ltd.	4.000	07-16-23		300,000	297,781
Real estate 4.5%					6,859,165
Equity real estate investment trusts 1.4%
GLP Capital LP	4.000	01-15-30		500,000	536,050
GLP Capital LP	5.250	06-01-25		270,000	299,714
SBA Communications Corp. (A)	3.875	02-15-27		250,000	257,500
Uniti Group LP (A)	7.125	12-15-24		220,000	215,050
VICI Properties LP (A)	4.125	08-15-30		265,000	273,162
VICI Properties LP (A)	4.625	12-01-29		465,000	495,537
Real estate management and development 3.1%
Agile Group Holdings, Ltd. (7.875% to 7-31-24, then 5 Year CMT + 11.294%) (B)	7.875	07-31-24		200,000	206,587
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
Central China Real Estate, Ltd.	7.250	07-16-24	200,000	$196,071
China SCE Group Holdings, Ltd.	7.375	04-09-24	200,000	209,059
CIFI Holdings Group Company, Ltd.	6.000	07-16-25	200,000	210,489
Greenland Global Investment, Ltd.	6.750	03-03-24	400,000	366,557
Hopson Development Holdings, Ltd.	7.500	06-27-22	200,000	202,298
KWG Group Holdings, Ltd.	7.875	09-01-23	200,000	209,745
Logan Group Company, Ltd.	4.250	09-17-24	200,000	196,550
New Metro Global, Ltd.	7.500	12-16-21	200,000	204,746
New World China Land, Ltd.	4.750	01-23-27	300,000	312,241
Pakuwon Prima Pte, Ltd.	5.000	02-14-24	200,000	204,100
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24	200,000	203,077
Redsun Properties Group, Ltd.	9.700	04-16-23	200,000	206,090
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25	200,000	202,323
Sunac China Holdings, Ltd.	7.500	02-01-24	400,000	410,669
Times China Holdings, Ltd.	6.750	07-08-25	200,000	207,009
Yanlord Land HK Company, Ltd.	6.750	04-23-23	200,000	207,490
Yuzhou Group Holdings Company, Ltd.	7.850	08-12-26	200,000	204,450
Yuzhou Group Holdings Company, Ltd.	8.375	10-30-24	200,000	213,466
Zhenro Properties Group, Ltd.	7.875	04-14-24	200,000	202,569
Zhenro Properties Group, Ltd.	8.650	01-21-23	200,000	206,566
Utilities 4.0%				6,100,679
Electric utilities 1.8%
Engie Energia Chile SA (A)	3.400	01-28-30	440,000	474,544
Israel Electric Corp., Ltd. (A)	4.250	08-14-28	325,000	373,750
NRG Energy, Inc. (A)	3.375	02-15-29	100,000	102,125
NRG Energy, Inc. (A)	3.625	02-15-31	160,000	166,000
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)	6.250	02-01-22	450,000	453,375
The Southern Company (4.000% to 1-15-26, then 5 Year CMT + 3.733%)	4.000	01-15-51	330,000	345,513
Vistra Operations Company LLC (A)	4.300	07-15-29	425,000	475,736
Vistra Operations Company LLC (A)	5.625	02-15-27	330,000	348,579
Gas utilities 1.1%
AmeriGas Partners LP	5.750	05-20-27	400,000	452,000
China Oil & Gas Group, Ltd.	4.625	04-20-22	200,000	200,004
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	630,000	612,990
Promigas SA ESP (A)	3.750	10-16-29	350,000	368,379
Independent power and renewable electricity producers 0.6%
Colbun SA (A)	3.150	03-06-30	450,000	479,610
Concord New Energy Group, Ltd.	7.900	01-23-21	200,000	197,361
ReNew Power Pvt, Ltd.	6.450	09-27-22	200,000	206,800
Multi-utilities 0.5%
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	310,000	357,463

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	460,000	486,450
Term loans (C) 0.5%				$818,040
(Cost $812,372)
Communication services 0.3%				446,304
Interactive media and services 0.3%
Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	4.750	10-19-23	447,700	446,304
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 0.2%				$371,736
Health care providers and services 0.2%

Gentiva Health Services, Inc., 2020 Term Loan (1 month LIBOR + 3.250%)	3.438	07-02-25	374,387	371,736
Collateralized mortgage obligations 0.3%				$468,704
(Cost $456,075)
Commercial and residential 0.3%				468,704
BX Commercial Mortgage Trust Series 2019-XL, Class F (1 month LIBOR + 2.000%) (A)(D)	2.141	10-15-36	474,649	468,704

Asset backed securities 1.0%				$1,512,105
(Cost $1,493,065)
Asset backed securities 1.0%				1,512,105
Arbys Funding LLC Series 2020-1A, Class A2 (A)	3.237	07-30-50	69,825	71,328
Driven Brands Funding LLC Series 2019-1A, Class A2 (A)	4.641	04-20-49	535,463	572,940
Five Guys Funding LLC Series 2017-1A, Class A2 (A)	4.600	07-25-47	74,438	77,502
Jack in the Box Funding LLC Series 2019-1A, Class A23 (A)	4.970	08-25-49	124,063	130,702
Sonic Capital LLC Series 2020-1A, Class A2II (A)	4.336	01-20-50	200,485	217,693
VR Funding LLC Series 2020-1A, Class A (A)	2.790	11-15-50	467,890	441,940

	Shares	Value
Common stocks 26.5%		$40,518,930
(Cost $38,010,582)
Communication services 2.3%		3,512,615
Diversified telecommunication services 2.0%
AT&T, Inc.	18,824	541,190
BCE, Inc.	5,311	230,237
HKT Trust & HKT, Ltd.	171,000	223,499
Koninklijke KPN NV	90,519	269,318
Spark New Zealand, Ltd.	74,391	237,855
Telefonica SA	63,072	275,533
Telenor ASA	14,341	243,897
Telia Company AB	55,174	234,571
TELUS Corp.	12,902	248,860
Verizon Communications, Inc.	9,198	555,651
Media 0.2%
Shaw Communications, Inc., Class B	13,257	230,494
Wireless telecommunication services 0.1%
Tele2 AB, B Shares	17,145	221,510
Consumer discretionary 0.3%		492,145
Distributors 0.3%
Genuine Parts Company	5,003	492,145
Consumer staples 4.0%		6,061,298
Beverages 0.7%
PepsiCo, Inc.	3,801	548,218
The Coca-Cola Company	10,837	559,189
Food and staples retailing 0.6%
Sysco Corp.	8,391	598,194
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
Wm Morrison Supermarkets PLC	101,954	$242,630
Food products 2.2%
Campbell Soup Company	10,888	544,618
General Mills, Inc.	8,338	507,117
Ingredion, Inc.	6,408	494,377
Kellogg Company	8,216	525,085
Mowi ASA	12,942	262,443
The J.M. Smucker Company	4,359	510,875
Tyson Foods, Inc., Class A	8,924	581,845
Tobacco 0.5%
British American Tobacco PLC	6,212	218,676
Imperial Brands PLC	12,695	229,173
Japan Tobacco, Inc.	11,800	238,858
Financials 3.5%		5,383,912
Banks 1.2%
Banque Cantonale Vaudoise	2,245	231,180
BOC Hong Kong Holdings, Ltd.	84,500	274,994
DBS Group Holdings, Ltd.	15,000	279,834
Hang Seng Bank, Ltd.	15,300	266,008
Oversea-Chinese Banking Corp., Ltd.	36,000	268,399
Resona Holdings, Inc.	38,400	133,848
Sumitomo Mitsui Financial Group, Inc.	3,700	106,385
Sumitomo Mitsui Trust Holdings, Inc.	4,000	116,051
United Overseas Bank, Ltd.	15,800	262,793
Capital markets 1.2%
Northern Trust Corp.	6,658	619,993
T. Rowe Price Group, Inc.	4,118	590,562
The Blackstone Group, Inc., Class A	9,825	585,079
Insurance 1.1%
Admiral Group PLC	6,562	247,170
Everest Re Group, Ltd.	2,488	565,597
The Travelers Companies, Inc.	4,615	598,335
Tokio Marine Holdings, Inc.	4,800	237,684
Health care 2.1%		3,295,742
Biotechnology 0.3%
Gilead Sciences, Inc.	8,365	507,505
Health care providers and services 0.2%
CVS Health Corp.	5,145	348,780
Pharmaceuticals 1.6%
Bristol-Myers Squibb Company	9,088	567,091
GlaxoSmithKline PLC	12,192	221,282
Johnson & Johnson	3,550	513,614
Merck & Company, Inc.	6,554	526,876
Pfizer, Inc.	15,115	579,056
Viatris, Inc. (E)	1,875	31,538
Industrials 2.6%		4,044,301
Construction and engineering 0.3%
Kajima Corp.	19,100	250,581
Shimizu Corp.	30,700	232,175
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Electrical equipment 0.8%
Eaton Corp. PLC	5,217	$631,831
Emerson Electric Company	7,992	613,945
Industrial conglomerates 0.4%
3M Company	3,207	553,945
Machinery 0.6%
Caterpillar, Inc.	3,536	613,814
Mitsubishi Heavy Industries, Ltd.	10,400	233,532
Road and rail 0.1%
Aurizon Holdings, Ltd.	74,456	231,943
Trading companies and distributors 0.4%
Mitsubishi Corp.	10,100	234,655
Mitsui & Company, Ltd.	13,400	227,680
Sumitomo Corp.	18,000	220,200
Information technology 2.4%		3,628,931
Communications equipment 0.4%
Cisco Systems, Inc.	13,870	596,687
IT services 1.2%
Automatic Data Processing, Inc.	3,835	666,830
IBM Corp.	4,264	526,689
Paychex, Inc.	6,769	630,532
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc.	1,496	600,764
Texas Instruments, Inc.	3,767	607,429
Materials 1.3%		1,936,498
Chemicals 0.3%
Mitsui Chemicals, Inc.	9,600	268,383
Tosoh Corp.	13,900	217,695
Containers and packaging 0.6%
International Paper Company	5,439	269,122
Packaging Corp. of America	5,003	650,390
Metals and mining 0.4%
Fortescue Metals Group, Ltd.	21,162	281,933
Rio Tinto PLC	3,814	248,975
Real estate 1.7%		2,561,654
Equity real estate investment trusts 1.5%
CapitaLand Integrated Commercial Trust	292,576	421,527
Crown Castle International Corp.	3,141	526,337
Extra Space Storage, Inc.	5,376	606,036
Mapletree Logistics Trust	154,480	226,028
Public Storage	2,350	527,481
Real estate management and development 0.2%
Daito Trust Construction Company, Ltd.	2,600	254,245
Utilities 6.3%		9,601,834
Electric utilities 3.8%
Alliant Energy Corp.	10,398	546,935
American Electric Power Company, Inc.	6,185	525,045
AusNet Services	166,203	226,496
Duke Energy Corp.	6,081	563,465
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Enel SpA	25,234	$253,168
Entergy Corp.	5,483	596,825
Eversource Energy	5,948	520,509
Exelon Corp.	7,384	303,261
Fortum OYJ	5,506	126,115
OGE Energy Corp.	16,626	538,516
Pinnacle West Capital Corp.	6,877	562,882
Power Assets Holdings, Ltd.	42,500	222,952
Red Electrica Corp. SA	11,322	231,456
The Southern Company	9,277	555,228
Gas utilities 0.5%
Enagas SA	9,877	241,302
Naturgy Energy Group SA	11,094	256,033
Snam SpA	42,131	237,965
Multi-utilities 2.0%
AGL Energy, Ltd.	23,029	227,321
Consolidated Edison, Inc.	6,818	519,873
Dominion Energy, Inc.	4,500	452,250
DTE Energy Company	4,663	586,652
National Grid PLC	19,078	213,646
Public Service Enterprise Group, Inc.	9,660	562,985

Sempra Energy	4,165	530,954
Preferred securities 2.2%		$3,432,983
(Cost $3,145,047)
Financials 0.2%		296,455
Banks 0.2%
Wells Fargo & Company, 7.500%	211	296,455
Information technology 0.3%		465,749
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	350	465,749
Utilities 1.7%		2,670,779
Electric utilities 0.6%
American Electric Power Company, Inc., 6.125%	3,841	193,855
NextEra Energy, Inc., 5.279%	5,189	253,068
NextEra Energy, Inc., 6.219%	5,424	265,396
SCE Trust II, 5.100%	1,250	30,750
SCE Trust VI, 5.000%	9,323	220,023
Multi-utilities 1.1%
CenterPoint Energy, Inc., 7.000%	13,000	548,340
DTE Energy Company, 6.250%	10,300	495,327
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	23,800	664,020

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.2%				$9,519,467
(Cost $9,519,167)
Commercial paper 1.7%				2,599,721
Gotham Funding Corp.	0.160	01-05-21	750,000	749,867
Old Line Funding LLC	0.130	01-11-21	600,000	599,882
Pfizer, Inc.	0.120	12-03-20	750,000	749,995
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Commercial paper (continued)
Thunder Bay Funding LLC	0.130	12-16-20	500,000	$499,977
U.S. Government 1.6%				2,399,734
U.S. Treasury Bill	0.179	02-25-21	1,400,000	1,399,737
U.S. Treasury Bill	0.182	12-03-20	1,000,000	999,997

	Yield (%)	Shares	Value
Short-term funds 2.9%			4,520,012
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0153(F)	4,520,012	4,520,012

Total investments (Cost $146,203,405) 100.1%	$153,298,427
Other assets and liabilities, net (0.1%)	(173,585)
Total net assets 100.0%	$153,124,842

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
MXN	Mexican Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $57,799,536 or 37.7% of the fund's net assets as of 11-30-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 11-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-20:
United States	57.8%
China	3.0%
Japan	2.8%
Mexico	2.7%
Hong Kong	2.6%
Luxembourg	2.3%
United Kingdom	2.3%
Singapore	2.1%
Netherlands	1.8%
Canada	1.7%
Other countries	20.9%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	155,083	EUR	132,000	CITI	1/27/2021	—	$(2,635)
USD	367,874	EUR	310,000	RBC	1/27/2021	—	(2,526)
USD	1,318,830	EUR	1,109,225	SSB	1/27/2021	—	(6,515)
USD	479,846	MXN	10,420,000	GSI	1/27/2021	—	(32,687)
						—	$(44,363)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Communication Services Select Sector SPDR Fund	USD	67.00	Dec 2020	22	2,200	$846	$(440)
Exchange-traded	Communication Services Select Sector SPDR Fund	USD	66.50	Dec 2020	22	2,200	759	(1,540)
Exchange-traded	Consumer Discretionary Select Sector SPDR Fund	USD	162.50	Dec 2020	3	300	289	(42)
Exchange-traded	Consumer Discretionary Select Sector SPDR Fund	USD	160.00	Dec 2020	2	200	258	(342)
Exchange-traded	Consumer Staples Select Sector SPDR Fund	USD	68.00	Dec 2020	56	5,600	2,042	(336)
Exchange-traded	Consumer Staples Select Sector SPDR Fund	USD	68.00	Dec 2020	58	5,800	2,460	(2,639)
Exchange-traded	Financial Select Sector SPDR Fund	USD	28.00	Dec 2020	85	8,500	1,994	(2,125)
Exchange-traded	Financial Select Sector SPDR Fund	USD	29.00	Dec 2020	84	8,400	1,341	(1,764)
Exchange-traded	Health Care Select Sector SPDR Fund	USD	116.00	Dec 2020	21	2,100	1,543	(32)
Exchange-traded	Health Care Select Sector SPDR Fund	USD	112.00	Dec 2020	22	2,200	1,671	(1,518)
Exchange-traded	Industrial Select Sector SPDR Fund	USD	87.50	Dec 2020	22	2,200	1,660	(2,684)
Exchange-traded	Industrial Select Sector SPDR Fund	USD	92.00	Dec 2020	21	2,100	1,217	(1,082)
Exchange-traded	iShares MSCI Australia ETF	USD	24.00	Dec 2020	3	300	12	(15)
Exchange-traded	iShares MSCI Japan ETF	USD	66.00	Dec 2020	35	3,500	821	(420)
Exchange-traded	iShares MSCI Japan ETF	USD	67.00	Dec 2020	38	3,800	1,595	(893)
Exchange-traded	iShares U.S. Real Estate ETF	USD	88.00	Dec 2020	15	1,500	1,057	(128)
Exchange-traded	iShares U.S. Real Estate ETF	USD	87.00	Dec 2020	15	1,500	1,201	(548)
Exchange-traded	Materials Select Sector SPDR Fund	USD	72.50	Dec 2020	10	1,000	685	(250)
Exchange-traded	Materials Select Sector SPDR Fund	USD	73.00	Dec 2020	10	1,000	700	(775)
Exchange-traded	Technology Select Sector SPDR Fund	USD	130.00	Dec 2020	22	2,200	2,122	(22)
Exchange-traded	Technology Select Sector SPDR Fund	USD	125.00	Dec 2020	24	2,400	2,327	(4,020)
Exchange-traded	Utilities Select Sector SPDR Fund	USD	68.50	Dec 2020	85	8,500	4,390	(2,125)
Exchange-traded	Utilities Select Sector SPDR Fund	USD	66.50	Dec 2020	87	8,700	2,172	(957)
							$33,162	$(24,697)
Puts
Exchange-traded	Communication Services Select Sector SPDR Fund	USD	60.00	Dec 2020	26	2,600	$1,910	$(260)
Exchange-traded	Communication Services Select Sector SPDR Fund	USD	61.00	Dec 2020	26	2,600	1,648	(3,900)
Exchange-traded	Consumer Discretionary Select Sector SPDR Fund	USD	145.00	Dec 2020	11	1,100	1,875	(44)
Exchange-traded	Consumer Discretionary Select Sector SPDR Fund	USD	149.00	Dec 2020	11	1,100	1,716	(853)
Exchange-traded	Consumer Staples Select Sector SPDR Fund	USD	63.50	Dec 2020	19	1,900	788	(48)
Exchange-traded	Consumer Staples Select Sector SPDR Fund	USD	64.00	Dec 2020	19	1,900	588	(409)
Exchange-traded	Energy Select Sector SPDR Fund	USD	31.00	Dec 2020	20	2,000	929	(30)
Exchange-traded	Energy Select Sector SPDR Fund	USD	34.00	Dec 2020	19	1,900	912	(912)
Exchange-traded	Financial Select Sector SPDR Fund	USD	25.50	Dec 2020	71	7,100	1,737	(71)
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts (continued)
Exchange-traded	Financial Select Sector SPDR Fund	USD	26.00	Dec 2020	71	7,100	$1,488	$(852)
Exchange-traded	Health Care Select Sector SPDR Fund	USD	107.00	Dec 2020	19	1,900	2,118	(371)
Exchange-traded	Health Care Select Sector SPDR Fund	USD	105.00	Dec 2020	19	1,900	1,705	(865)
Exchange-traded	Industrial Select Sector SPDR Fund	USD	82.00	Dec 2020	17	1,700	1,640	(94)
Exchange-traded	Industrial Select Sector SPDR Fund	USD	84.00	Dec 2020	17	1,700	1,470	(961)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	46.00	Dec 2020	129	12,900	5,091	(387)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	47.50	Dec 2020	126	12,600	5,539	(7,114)
Exchange-traded	iShares MSCI Japan ETF	USD	61.00	Dec 2020	49	4,900	2,130	(147)
Exchange-traded	iShares MSCI Japan ETF	USD	63.00	Dec 2020	48	4,800	2,158	(3,960)
Exchange-traded	iShares U.S. Real Estate ETF	USD	81.00	Dec 2020	6	600	519	(54)
Exchange-traded	iShares U.S. Real Estate ETF	USD	81.00	Dec 2020	6	600	486	(453)
Exchange-traded	Materials Select Sector SPDR Fund	USD	67.50	Dec 2020	6	600	489	(57)
Exchange-traded	Materials Select Sector SPDR Fund	USD	67.00	Dec 2020	6	600	372	(327)
Exchange-traded	Technology Select Sector SPDR Fund	USD	113.00	Dec 2020	28	2,800	4,493	(154)
Exchange-traded	Technology Select Sector SPDR Fund	USD	116.00	Dec 2020	28	2,800	4,255	(1,918)
Exchange-traded	Utilities Select Sector SPDR Fund	USD	63.50	Dec 2020	8	800	364	(700)
Exchange-traded	Utilities Select Sector SPDR Fund	USD	61.50	Dec 2020	8	800	344	(432)
							$46,764	$(25,373)
							$79,926	$(50,070)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	EURO STOXX Banks Index	EUR	72.00	Dec 2020	228	228	$380	$(605)
GSI	EURO STOXX Personal & Household Goods Index	EUR	925.00	Dec 2020	19	19	278	(14)
GSI	EURO STOXX Technology Index	EUR	670.00	Dec 2020	119	119	1,192	(1,846)
GSI	EURO STOXX Utilities Index	EUR	366.00	Dec 2020	239	239	1,241	(2,780)
GSI	FTSE 100 Index	GBP	6,409.00	Dec 2020	15	15	1,092	(218)
GSI	Hang Seng Index	HKD	27,400.00	Dec 2020	50	50	939	(1,132)
UBS	S&P/ASX 200 Index	AUD	6,500.00	Dec 2020	17	17	891	(631)
							$6,013	$(7,226)
Exchange-traded	EURO STOXX Banks Index	EUR	77.50	Dec 2020	2	100	109	(143)
Exchange-traded	EURO STOXX Technology Index	EUR	690.00	Dec 2020	1	50	395	(429)
Exchange-traded	EURO STOXX Utilities Index	EUR	385.00	Dec 2020	2	100	220	(262)
Exchange-traded	FTSE 100 Index	GBP	6,500.00	Dec 2020	1	10	604	(323)
							$1,328	$(1,157)
Puts
GSI	EURO STOXX Automobiles & Parts Index	EUR	455.00	Dec 2020	84	84	$605	$(7)
GSI	EURO STOXX Banks Index	EUR	64.00	Dec 2020	973	973	1,695	(1)
GSI	EURO STOXX Chemicals Index	EUR	1,194.00	Dec 2020	37	37	300	(31)
GSI	EURO STOXX Health Care Index	EUR	864.00	Dec 2020	37	37	431	(94)
GSI	EURO STOXX Industrial Goods & Services Index	EUR	896.00	Dec 2020	54	54	383	(4)
GSI	EURO STOXX Oil & Gas Index	EUR	198.00	Dec 2020	104	104	458	(1)
GSI	EURO STOXX Personal & Household Goods Index	EUR	879.00	Dec 2020	59	59	423	(83)
GSI	EURO STOXX Technology Index	EUR	626.00	Dec 2020	75	75	845	(13)
GSI	EURO STOXX Utilities Index	EUR	345.00	Dec 2020	70	70	242	(1)
							$5,382	$(235)
Exchange-traded	EURO STOXX Automobiles & Parts Index	EUR	480.00	Dec 2020	2	100	648	(525)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX Banks Index	EUR	67.00	Dec 2020	19	950	$1,036	$(595)
Exchange-traded	EURO STOXX Chemicals Index	EUR	1,200.00	Dec 2020	1	50	797	(409)
Exchange-traded	EURO STOXX Health Care Index	EUR	850.00	Dec 2020	1	50	407	(280)
Exchange-traded	EURO STOXX Industrial Goods & Services Index	EUR	920.00	Dec 2020	1	50	519	(415)
Exchange-traded	EURO STOXX Oil & Gas Index	EUR	210.00	Dec 2020	2	100	269	(179)
Exchange-traded	EURO STOXX Personal & Household Goods Index	EUR	890.00	Dec 2020	1	50	460	(513)
Exchange-traded	EURO STOXX Technology Index	EUR	635.00	Dec 2020	1	50	377	(197)
Exchange-traded	EURO STOXX Utilities Index	EUR	360.00	Dec 2020	1	50	217	(119)
Exchange-traded	FTSE 100 Index	GBP	6,150.00	Dec 2020	2	20	1,675	(2,020)
							$6,405	$(5,252)
							$19,128	$(13,870)

Derivatives Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$756,587	—	$756,587	—
Foreign government obligations	2,095,146	—	2,095,146	—
Corporate bonds	94,176,465	—	94,176,465	—
Term loans	818,040	—	818,040	—
Collateralized mortgage obligations	468,704	—	468,704	—
Asset backed securities	1,512,105	—	1,512,105	—
Common stocks	40,518,930	$29,189,333	11,329,597	—
Preferred securities	3,432,983	3,432,983	—	—
Short-term investments	9,519,467	4,520,012	4,999,455	—
Total investments in securities	$153,298,427	$37,142,328	$116,156,099	—
Derivatives:
Liabilities
Forward foreign currency contracts	$(44,363)	—	$(44,363)	—
Written options	(63,940)	$(56,479)	(7,461)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$291,975	$(291,936)	$(39)	—	$63	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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